Earnings/(Loss) per common share, Computation of Basic and Diluted Earnings/(Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings/(Loss) Per Common Share, Basic and Diluted [Abstract]
Net (Loss)/Income	$ (4,197)	$ (210)	$ 1,155
Cumulative dividends on Series A Preferred Shares	(2,977)	(977)	0
Net (loss) / income attributable to common shareholders	$ (7,174)	$ (1,187)	$ 1,155
Weighted average number of common shares, basic (in shares)	397,776	3,903	1,000
Weighted average number of shares, diluted (in shares)	397,776	3,903	1,000
(Loss)/earnings per common share, basic (in dollars per share)	$ (18.04)	$ (304.13)	$ 1,155
(Loss)/earnings per common share, diluted (in dollars per share)	$ (18.04)	$ (304.13)	$ 1,155